Form N-1A Cover	Mar. 28, 2025
Prospectus [Line Items]
Document Effective Date	Mar. 30, 2025
Document Creation Date	Mar. 28, 2025
Document Type	485BPOS
Amendment Flag	false
Registrant Name	ULTIMUS MANAGERS TRUST
Entity Central Index Key	0001545440
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 28, 2025
Prospectus Date	Mar. 30, 2025